Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
In addition to their salaries, the Company also provides
non-cash
benefits and participation in the Stock Option Plan. The following table details the compensation paid to key management personnel:

Year ended December 31	2019	2018	2017
Salaries, fees and short-term benefits	$781	$770	$1,463
Share-based payments	208	669	139

	$989	$1,439	$1,602